RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 1,463	$ 1,522	$ 2,695
Post-employment benefits	112	120	207
Share-based compensation	1,455	1,882	2,841
Total	$ 3,030	$ 3,524	$ 5,743